Fair Value Option (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Changes in fair value under the fair value option election [Abstract]
Federal funds sold and securities purchased under resale agreements	$ (118)	$ 19
Securities borrowed	9	12
Trading assets:
Debt and equity instruments, excluding loans	167	157
Loans reported as trading assets:
Changes in instrument-specific credit risk	480	403
Other changes in fair value	848	371
Loans:
Changes in instrument-specific credit risk	(6)	47
Other changes in fair value	143	(27)
Other assets	0	(53)
Deposits	(17)	(189)
Federal funds purchased and securities loaned or sold under repurchase agreements	35	(9)
Other borrowed funds	217	74
Trading liabilities	(3)	(3)
Beneficial interests issued by consolidated VIEs	(34)	46
Other liabilities	(5)	23
Long-term debt:
Changes in instrument-specific credit risk	54	51
Other changes in fair value	(24)	226
Long-term debt
Long-term Debt	269,616		270,653
Total long-term debt	0		0
Fair Value Option (Numeric) [Abstract]
Changes in instrument-specific credit risk related to structured notes	23	108
Trading assets [Member] | Contractual principal outstanding [Member]
Loans
Performing loans 90 days or more past due	0		0
Nonaccrual loans	5,632		5,246
All other performing loans	38,107		39,490
Contractual principal outstanding [Member]
Loans
Nonaccrual loans	6,524		6,173
Total loans	46,877		48,159
Long-term debt
Total long-term debt	0		0
Long-term beneficial interests
Total long-term beneficial interests	0		0
Contractual principal outstanding [Member] | Principal Protected Debt [Member]
Long-term debt
Long-term Debt	19,820		20,761
Long-term beneficial interests
Total long-term beneficial interests	0		49
Contractual principal outstanding [Member] | Non Principal Protected Debt [Member]
Long-term debt
Long-term Debt	0		0
Long-term beneficial interests
Total long-term beneficial interests	0		0
Contractual principal outstanding [Member] | Total loans [Member]
Loans
Performing loans 90 days or more past due	0		0
Nonaccrual loans	892		927
All other performing loans	2,246		2,496
Trading assets [Member] | Fair value [Member]
Loans
Performing loans 90 days or more past due	0		0
Nonaccrual loans	1,509		1,239
All other performing loans	32,740		33,641
Fair value [Member]
Loans
Nonaccrual loans	1,569		1,371
Total loans	35,584		36,446
Long-term debt
Total long-term debt	37,915		38,839
Long-term beneficial interests
Total long-term beneficial interests	1,276		1,495
Fair value [Member] | Principal Protected Debt [Member]
Long-term debt
Long-term Debt	20,207		21,315
Long-term beneficial interests
Total long-term beneficial interests	0		49
Fair value [Member] | Non Principal Protected Debt [Member]
Long-term debt
Long-term Debt	17,708		17,524
Long-term beneficial interests
Total long-term beneficial interests	1,276		1,446
Fair value [Member] | Total loans [Member]
Loans
Performing loans 90 days or more past due	0		0
Nonaccrual loans	60		132
All other performing loans	1,275		1,434
Trading assets [Member] | Fair value over/(under) contractual principal outstanding [Member]
Loans
Performing loans 90 days or more past due	0		0
Nonaccrual loans	(4,123)		(4,007)
All other performing loans	(5,367)		(5,849)
Fair value over/(under) contractual principal outstanding [Member]
Loans
Nonaccrual loans	(4,955)		(4,802)
Total loans	(11,293)		(11,713)
Long-term beneficial interests
Total long-term beneficial interests	0		0
Fair value over/(under) contractual principal outstanding [Member] | Principal Protected Debt [Member]
Long-term debt
Long-term Debt	387		554
Long-term beneficial interests
Total long-term beneficial interests	0		0
Fair value over/(under) contractual principal outstanding [Member] | Non Principal Protected Debt [Member]
Long-term debt
Long-term Debt	0		0
Long-term beneficial interests
Total long-term beneficial interests	0		0
Fair value over/(under) contractual principal outstanding [Member] | Total loans [Member]
Loans
Performing loans 90 days or more past due	0		0
Nonaccrual loans	(832)		(795)
All other performing loans	(971)		(1,062)
Principal transactions [Member]
Changes in fair value under the fair value option election [Abstract]
Federal funds sold and securities purchased under resale agreements	(118)	19
Securities borrowed	9	12
Trading assets:
Debt and equity instruments, excluding loans	164	156
Loans reported as trading assets:
Changes in instrument-specific credit risk	480	409
Other changes in fair value	125	(384)
Loans:
Changes in instrument-specific credit risk	(6)	47
Other changes in fair value	143	(27)
Other assets	0	0
Deposits	(17)	(189)
Federal funds purchased and securities loaned or sold under repurchase agreements	35	(9)
Other borrowed funds	217	74
Trading liabilities	(3)	(3)
Beneficial interests issued by consolidated VIEs	(34)	46
Other liabilities	(3)	23
Long-term debt:
Changes in instrument-specific credit risk	54	51
Other changes in fair value	(24)	226
Other income [Member]
Changes in fair value under the fair value option election [Abstract]
Federal funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Trading assets:
Debt and equity instruments, excluding loans	3	1
Loans reported as trading assets:
Changes in instrument-specific credit risk	0	(6)
Other changes in fair value	723	755
Loans:
Changes in instrument-specific credit risk	0	0
Other changes in fair value	0	0
Other assets	0	(53)
Deposits	0	0
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0
Other borrowed funds	0	0
Trading liabilities	0	0
Beneficial interests issued by consolidated VIEs	0	0
Other liabilities	(2)	0
Long-term debt:
Changes in instrument-specific credit risk	0	0
Other changes in fair value	0	0
Letters of Credit Hedged By Derivative Transactions [Member] | Other Guarantees and Commitments [Member]
Fair Value Option (Numeric) [Abstract]
Contractual amount	3,809		3,766
Carrying value	(6)		(6)
Other Guarantees and Commitments [Member]
Fair Value Option (Numeric) [Abstract]
Contractual amount	6,373		6,492
Carrying value	$ (6)		$ (6)